SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS AND PROSPECTUS

Xtrackers MSCI All China Equity ETF (CN)
The fund is classified as “diversified.” All references to the fund being non-diversified are hereby deleted.
Please Retain This Supplement for Future Reference
July 7, 2021
PROSTKR21-42